UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09625
                                                     ---------

                    The Kelmoore Strategy (R) Variable Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      Shawn K. Young, President & Treasurer
                     The Kelmoore Strategy(R) Variable Trust
                        2471 E. Bayshore Road, Suite 501
                               Palo Alto, CA 94303
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-486-3717
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

                       Kelmoore Strategy(R) Variable Fund
                           March 31, 2005 (Unaudited)

                                                                         Value
     Shares                                                             (Note 1)
-----------------                                                       --------
COMMON STOCKS - 69.0%
            Consumer Goods - 18.1%
    3,800   Amgen, Inc.+                                                $221,198
    3,000   Best Buy Co., Inc.                                           162,030
    3,300   Eli Lilly & Co.                                              171,930
    5,000   Home Depot, Inc.                                             191,200
       20   J.M. Smucker Co.                                               1,006
      446   Medco Health Solutions, Inc.+                                 22,108
    3,700   Merck & Co., Inc.                                            119,769
    4,000   Wal-Mart Stores, Inc.                                        200,440
                                                                       ---------
                                                                       1,089,681
                                                                       ---------

            Financial Services - 16.6%
    3,800   American International Group, Inc.                           210,558
    5,000   Citigroup, Inc.                                              224,700
    2,800   Fannie Mae                                                   152,460
    2,200   Goldman Sachs Group, Inc.                                    241,978
    3,000   Merrill Lynch & Co., Inc.                                    169,800
       23   St. Paul Travelers Companies, Inc.                               845
                                                                       ---------
                                                                       1,000,341
                                                                       ---------

            Manufacturing - 9.8%
    6,100   Eastman Kodak Co.                                            198,555
    7,600   General Electric Co.                                         274,056
    4,100   General Motors Corp.                                         120,499
                                                                       ---------
                                                                         593,110
                                                                       ---------

            Resources - 3.3%
      300   ChevronTexaco Corp.                                           17,493
    4,900   International Paper Co.                                      180,271
                                                                       ---------
                                                                         197,764
                                                                       ---------

            Technology - 21.2%
      247   Agere Systems, Inc. Class A+                                     353
    6,084   Agere Systems, Inc. Class B+                                   8,639
    3,000   Agilent Technologies, Inc.+                                   66,600
    4,600   Analog Devices, Inc.                                         166,244
    4,500   Dell, Inc.                                                   172,890
    2,500   Intel Corp.                                                   58,075
    2,100   International Business Machines Corp.                        191,898
    9,000   Juniper Networks, Inc.                                       198,540
    8,000   Texas Instruments, Inc.                                      203,920
    2,100   United Technologies Corp.                                    213,486
                                                                       ---------
                                                                       1,280,645
                                                                       ---------

            Total Common Stocks
              (Cost $4,607,213)                                        4,161,541
                                                                       ---------

                     See Notes to Portfolios of Investments.

                                        Kelmoore Strategy(R) Variable Fund
                                           March 31, 2005 (Unaudited)

 Number of Contract                                                Expiration     Strike            Value
 Shares Subject to Call                                               Date         Price           (Note 1)
-------------------------------------------------------------------------------  ----------  ---------------------
CALL OPTIONS WRITTEN - (1.3)%++
                        Consumer Goods - (0.3)%
           3,800        Amgen, Inc.                                4/16/2005     $     65.0             $    (190)
           3,000        Best Buy Co., Inc.                         5/21/2005           55.0                (5,700)
           3,300        Eli Lilly & Co.                            4/16/2005           60.0                  (165)
           5,000        Home Depot, Inc.                           5/21/2005           42.5                  (750)
           3,700        Merck & Co., Inc.                          4/16/2005           30.0                (9,250)
           4,000        Wal-Mart Stores, Inc.                      6/18/2005           55.0                (1,000)
                                                                                             ---------------------
                                                                                                          (17,055)
                                                                                             ---------------------

                        Financial Services - (0.3)%
           3,800        American International Group, Inc.         5/21/2005           60.0                (3,990)
           5,000        Citigroup, Inc.                            5/21/2005           45.0                (5,250)
           2,200        Goldman Sachs Group, Inc.                  4/16/2005          110.0                (3,410)
           3,000        Merrill Lynch & Co., Inc.                  7/16/2005           60.0                (3,750)
                                                                                             ---------------------
                                                                                                          (16,400)
                                                                                             ---------------------

                        Manufacturing - (0.3)%
           6,100        Eastman Kodak Co.                          5/21/2005           32.5                (8,082)
           7,600        General Electric Co.                       5/21/2005           35.0               (11,590)
           4,100        General Motors Corp.                       6/18/2005           37.5                  (615)
                                                                                             ---------------------
                                                                                                          (20,287)
                                                                                             ---------------------

                        Resources - (0.0)%#
           4,900        International Paper Co.                    4/16/2005           40.0                  (368)
                                                                                             ---------------------

                        Technology - (0.4)%
           3,000        Agilent Technologies, Inc.                 5/21/2005           25.0                  (600)
           4,600        Analog Devices, Inc.                       6/18/2005           40.0                (3,220)
           4,500        Dell, Inc.                                 5/21/2005           42.5                  (675)
           2,500        Intel Corp.                                4/16/2005           25.0                  (250)
           2,100        International Business Machines Corp.      4/16/2005           95.0                  (315)
           9,000        Juniper Networks, Inc.                     4/16/2005           22.5                (4,500)
           8,000        Texas Instruments, Inc.                    4/16/2005           25.0                (8,000)
           2,100        United Technologies Corp.                  4/16/2005          100.0                (5,355)
                                                                                             ---------------------
                                                                                                          (22,915)
                                                                                             ---------------------

                        Total Call Options Written
                             (Premiums received $96,403)                                                  (77,025)
                                                                                             ---------------------



                                         See Notes to Portfolios of Investments.

                       Kelmoore Strategy(R) Variable Fund
                           March 31, 2005 (Unaudited)

 Number of Contract                                                Expiration     Strike         Value
 Shares Subject to Put                                                Date         Price        (Note 1)
-------------------------------------------------------------------------------  ----------  ------------
PUT OPTIONS WRITTEN - (1.4)%
                        Consumer Goods - (0.1)%
                  3,000 Altria Group, Inc.                         5/21/2005      $ 65.0     $    (6,000)
                                                                                             ------------

                        Financial Services - (0.1)%
                  2,000 Morgan Stanley                             5/21/2005        55.0          (3,000)
                                                                                             ------------

                        Manufacturing - (0.3)%
                  3,200 Boeing Co.                                5/21/2005         60.0          (8,960)
                  2,000 Caterpillar, Inc.                         5/21/2005         95.0         (11,400)
                                                                                             ------------
                                                                                                 (20,360)
                                                                                             ------------

                        Resources - (0.6)%
                  3,200 ChevronTexaco Corp.                       5/21/2005         60.0          (9,280)
                  1,800 ConocoPhillips                            5/21/2005        105.0          (5,400)
                  3,200 Exxon Mobil Corp.                         5/21/2005         60.0          (7,200)
                  4,500 Halliburton Co.                           5/21/2005         42.5          (6,862)
                  2,800 Schlumberger, Ltd.                        5/21/2005         70.0          (6,160)
                                                                                             ------------
                                                                                                 (34,902)
                                                                                             ------------

                        Technology - (0.3)%
                  4,200 Apple Computer, Inc.                      5/21/2005         45.0         (18,900)
                                                                                             ------------

                        Total Put Options Written
                             (Premiums received $95,195)                                         (83,162)
                                                                                             ------------

                        Total Written Options
                             (Premiums received $191,598)                                       (160,187)
                                                                                             ------------



CASH AND OTHER ASSETS, LESS LIABILITIES - 33.7%                                                2,031,365
                                                                                             ------------
NET ASSETS - 100.0%                                                                          $ 6,032,719
                                                                                             ============


-----------------
+     Non-income producing security.
++   All of the written options have common stocks pledged as collateral.
#    Amount represents less than 0.01% of total net assets.

                        Portfolio Sector Weghting
                        (as a percent of market value)
                        -------------------------------------------------------
                        1.  Technology                                    31.0 %
                        2.  Consumer Goods                                26.6
                        3.  Financial Services                            24.5
                        4.  Manufacturing                                 13.8
                        5.  Resources                                      4.1
                                                                  -------------
                                                                         100.0 %


                                         See Notes to Portfolios of Investments.

Portfolio of Investments

                    Kelmoore Strategy(R) Variable Eagle Fund
                           March 31, 2005 (Unaudited)

                                                                       Value
     Shares                                                          (Note 1)
------------------                                            ---------------
COMMON STOCKS - 70.5%
            Consumer Goods - 16.5%
    1,400   Amgen, Inc.+                                            $  81,494
    1,800   Best Buy Co., Inc.                                         97,218
    1,500   Eli Lilly & Co.                                            78,150
    2,000   Genentech, Inc.+                                          113,220
    3,500   IAC/InterActiveCorp+                                       77,945
                                                                    ---------
                                                                      448,027
                                                                    ---------

            Financial Services - 10.6%
      200   American International Group, Inc.                         11,082
    1,500   Fannie Mae                                                 81,675
    1,000   Goldman Sachs Group, Inc.                                 109,990
    1,500   Merrill Lynch & Co., Inc.                                  84,900
                                                                    ---------
                                                                      287,647
                                                                    ---------

            Technology - 43.4%
    2,500   Analog Devices, Inc.                                       90,350
    3,000   Broadcom Corp.+                                            89,760
    3,000   Cisco Systems, Inc.+                                       53,670
    1,600   Dell, Inc.+                                                61,472
    1,600   eBay, Inc.+                                                59,616
    1,500   Electronic Arts, Inc.                                      77,670
    4,000   Intel Corp.                                                92,920
      900   International Business Machines Corp.                      82,242
    3,000   Juniper Networks, Inc.                                     66,180
    4,200   Linear Technology Corp.                                   160,902
    1,400   Microsoft Corp.                                            33,838
    3,300   Oracle Corp.+                                              41,184
    2,000   QUALCOMM, Inc.                                             73,300
    1,300   SanDisk Corp.+                                             36,140
    3,000   Texas Instruments, Inc.                                    76,470
      300   VERITAS Software Corp.+                                     6,966
    2,500   XM Satellite Radio Holdings, Inc.+                         78,750
                                                                    ---------
                                                                    1,181,430
                                                                    ---------

            Total Common Stocks
              (Cost $2,109,611)                                     1,917,104
                                                                    ---------



                    See Notes to Portfolios of Investments.

                    Kelmoore Strategy(R) Variable Eagle Fund
                           March 31, 2005 (Unaudited)

 Number of Contract                                Expiration    Strike    Value
 Shares Subject to Call                               Date       Price    (Note 1)
--------------------------                      -------------   -------  ---------
CALL OPTIONS WRITTEN - (2.2)%++
            Consumer Goods - (0.8)%
   1,400    Amgen, Inc.                             4/16/2005   $ 65.0   $    (70)
   1,800    Best Buy Co., Inc.                      5/21/2005     55.0     (3,420)
   1,500    Eli Lilly & Co.                         5/21/2005     55.0     (1,950)
   2,000    Genentech, Inc.                         4/16/2005     50.0    (13,700)
   3,500    IAC/InterActiveCorp                     4/16/2005     22.5     (1,050)
                                                                         --------
                                                                          (20,190)
                                                                         --------

            Financial Services - (0.1)%
   1,000    Goldman Sachs Group, Inc.               4/16/2005    110.0     (1,550)
   1,500    Merrill Lynch & Co., Inc.               7/16/2005     60.0     (1,875)
                                                                         --------
                                                                           (3,425)
                                                                         --------

            Technology - (1.3)%
   2,500    Analog Devices, Inc.                    5/21/2005     35.0     (6,062)
   3,000    Broadcom Corp.                          5/21/2005     30.0     (5,850)
   3,000    Cisco Systems, Inc.                     4/16/2005     20.0       (150)
   1,600    Dell, Inc.                              5/21/2005     42.5       (240)
   1,600    eBay, Inc.                              5/21/2005     40.0     (2,000)
   1,500    Electronic Arts, Inc.                   4/16/2005     65.0        (75)
   4,000    Intel Corp.                             4/16/2005     25.0       (400)
     900    International Business Machines Corp.   5/21/2005     90.0     (2,295)
   3,000    Juniper Networks, Inc.                  5/21/2005     22.5     (3,900)
   4,200    Linear Technology Corp.                 4/16/2005     40.0     (1,050)
   1,400    Microsoft Corp.                         5/21/2005     22.5     (2,590)
   3,300    Oracle Corp.                            6/18/2005     13.0     (1,320)
   2,000    QUALCOMM, Inc.                          5/21/2005     37.5     (2,700)
   3,000    Texas Instruments, Inc.                 4/16/2005     25.0     (3,000)
     300    VERITAS Software Corp.                  5/21/2005     25.0       (210)
   2,500    XM Satellite Radio Holdings, Inc.       4/16/2005     35.0       (250)
   2,500    XM Satellite Radio Holdings, Inc.       5/21/2005     32.5     (4,000)
                                                                         --------
                                                                          (36,092)
                                                                         --------

            Total Call Options Written
              (Premiums received $66,565)                                 (59,707)
                                                                         --------




                    See Notes to Portfolios of Investments.

                    Kelmoore Strategy(R) Variable Eagle Fund
                           March 31, 2005 (Unaudited)

 Number of Contract                                Expiration    Strike          Value
 Shares Subject to Put                                Date       Price          (Note 1)
--------------------------                       ------------- -----------   ------------
PUT OPTIONS WRITTEN - (1.6)%
                  Consumer Goods - (0.3)%
          2,000   KLA-Tencor Corp.                 5/21/2005   $ 47.5         $    (6,400)
                                                                              -----------

                  Financial Services - (0.2)%
          1,100   Lehman Brothers Holdings, Inc.   5/21/2005     95.0              (3,520)
          1,800   Morgan Stanley                   5/21/2005     55.0              (2,700)
                                                                              -----------
                                                                                   (6,220)
                                                                              -----------

                  Manufacturing - (0.4)%
          2,000   Biogen Idec, Inc.                5/21/2005     40.0             (11,600)
                                                                              -----------

                  Technology - (0.7)%
          2,200   Apple Computer, Inc.             5/21/2005     45.0              (9,900)
          4,000   Hewlett-Packard Co.              5/21/2005     22.5              (4,500)
          3,000   Nextel Communications, Inc.      5/21/2005     30.0              (5,400)
                                                                              -----------
                                                                                  (19,800)
                                                                              -----------

                  Total Put Options Written
                    (Premiums received $38,376)                                   (44,020)
                                                                              -----------

                  Total Written Options
                    (Premiums received $104,941)                                 (103,727)
                                                                              -----------

CASH AND OTHER ASSETS, LESS LIABILITIES - 33.3%                                   906,538
                                                                              -----------
NET ASSETS - 100.0%                                                           $ 2,719,915
                                                                              ===========


------------------
+      Non-income producing security.
++    All of the written options have common stocks pledged as collateral.

            Portfolio Sector Weghting
            (as a percent of market value)
            ------------------------------------------------------------
            1.  Technology                                         62.1%
            2.  Consumer Goods                                     23.2
            3.  Financial Services                                 15.3
            4.  Manufacturing                                      (0.6)
                                                          -------------
                                                                  100.0%




                    See Notes to Portfolios of Investments.

Notes to Portfolios of Investments (Unaudited)

                       Kelmoore Strategy(R) Variable Trust
                                 March 31, 2005


Note 1 - Significant Accounting Policies

A. Security Valuation. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Funds will be required to use fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system in which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but are not included in the NASDAQ are valued at the last sale or closing price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days are valued at amortized cost.

B. Option Valuation. Exchange traded options are valued at the last sale price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available for the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares multiplied by strike price).

The risk in writing a call option is that a Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that a Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit a Fund's ability to write options or enter closing transactions. As the options written by a Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Note 2 - Tax Disclosure

No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2004, the Eagle Fund elected to defer $41,789 of capital losses occurring between November 1, 2004 and December 31, 2004.

The Funds intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2004, the Strategy Fund has a capital loss carryforward for Federal income tax purposes of $795,846 which will expire in 2011 and the Eagle Fund had a capital loss carryforward for Federal income tax purposes of $64,973 which will expire in 2012.

For additional information regarding the accounting policies of the Kelmoore Strategy Variable Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Kelmoore Strategy (R) Variable Trust
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Shawn K. Young
                           ----------------------------------------------------
                           Shawn K. Young, President & Treasurer
                           (principal executive officer and
                           principal financial officer)

Date     5/18/05
         ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Shawn K. Young
                           ----------------------------------------------------
                           Shawn K. Young, President & Treasurer
                           (principal executive officer and
                           principal financial officer)

Date     5/18/05
         ----------------------------------------------------------------------





* Print the name and title of each signing officer under his or her signature.